Investment Securities (Detail Textuals) $ in Thousands	Dec. 31, 2017 USD ($) Security	Dec. 31, 2016 USD ($) Security
Investments Debt And Equity Securities [Abstract]
Available for sale securities reported at cost in other assets	$ 11,000	$ 9,800
Available for sale securities, pledged	$ 181,700	$ 167,600
Number of securities consisted in portfolio | Security	355	298
Number of securities in loss position | Security	277	216
Aggregate fair value of securities in loss position	$ 207,929	$ 188,629
Loss position for 12 months or longer	114,649	3,742
Gross unrealized losses	$ 3,300	$ 3,400